Condensed Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 295,421	$ 692,930	$ 477,571
Receivables, net of allowance	293,940	250,351	294,539
Deferred income taxes	23,180	24,090	50,643
Prepaid expenses and other current assets	53,278	31,817	33,561
Total current assets	665,819	999,188	856,314
Satellites and other property and equipment, net	6,179,780	5,997,283	5,781,955
Goodwill	6,780,827	6,780,827	6,780,827
Non-amortizable intangible assets	2,458,100	2,458,100	2,458,100
Amortizable intangible assets, net	769,230	848,318	978,599
Other assets	429,797	508,651	487,140
Total assets	17,283,553	17,592,367	17,342,935
LIABILITIES AND SHAREHOLDER'S DEFICIT
Accounts payable and accrued liabilities	87,680	140,984	157,519
Taxes payable		2,342
Employee related liabilities	37,346	35,217	48,882
Accrued interest payable	336,259	403,446	369,376
Current portion of long-term debt	57,420	94,723	97,689
Deferred satellite performance incentives	17,513	16,693	18,683
Deferred revenue	71,115	79,845	53,671
Other current liabilities	64,521	67,584	68,823
Total current liabilities	671,854	840,834	814,643
Long-term debt, net of current portion	15,941,763	15,821,902	15,223,010
Deferred satellite performance incentives, net of current portion	121,287	132,884	128,774
Deferred revenue, net of current portion	687,999	407,103	254,636
Deferred income taxes	312,564	484,076	548,719
Accrued retirement benefits	239,740	257,455	239,873
Other long-term liabilities	361,218	326,531	335,159
Redeemable noncontrolling interest	1,985	18,621	8,884
Commitments and contingencies
Shareholder's deficit:
Ordinary shares, $1.00 par value, 100,000,000 shares authorized	5,000	5,000	5,000
Paid-in capital	1,568,198	1,548,380	1,520,616
Accumulated deficit	(2,605,222)	(2,175,814)	(1,667,998)
Accumulated other comprehensive loss	(73,565)	(76,507)	(68,381)
Total Intelsat S.A. shareholder's deficit	(1,105,589)	(698,941)	(210,763)
Noncontrolling interest	50,732	1,902
Total liabilities and shareholder's deficit	$ 17,283,553	$ 17,592,367	$ 17,342,935